Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, no par value
Preferred stock, authorized unlimited	Unlimited	Unlimited
Preferred stock, issued
Preferred stock, outstanding
Common stock, no par value
Common stock, authorized unlimited	Unlimited	Unlimited
Common stock, issued	87,147,089	85,562,769
Common stock, outstanding	87,147,089	85,562,769